Summary Of Significant Accounting Policies (Details)		3 Months Ended			12 Months Ended
	Jan. 03, 2023 USD ($) segment	Mar. 31, 2023 USD ($) Fund category segment entity $ / shares shares	Mar. 31, 2023 USD ($) entity $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Significant Accounting Policies (Details) [Line Items]
Cash					$ 85,540	$ 551,258
Number of entities in which company is entitled to distributions | entity		3	3
Number of operating segments | segment	2	2
Goodwill, impairment loss		$ 0	$ 0	$ 0
Number of operating segments, number of revenue generating categories | category		3
IPO and Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares | shares					20,400,000
IPO [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares | shares					11,500,000
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares | shares					8,900,000
Tiedemann International Holdings, AG ("TIH") | Tiedemann Wealth Management Holdings, LLC
Significant Accounting Policies (Details) [Line Items]
Voting interest acquired (in percent)					51.10%
Total purchase consideration transferred					$ 1,818,440,000
Alvarium, TWMH And TIG
Significant Accounting Policies (Details) [Line Items]
Total purchase consideration transferred	$ 1,071,116,000
Sponsor and Selling Shareholders of TWMH, TIG, and Alvarium | Class A shares | Alvarium, TWMH And TIG | Earnout Shares
Significant Accounting Policies (Details) [Line Items]
Number of earn-out securities (in shares) | shares		3.3
Sponsor and Selling Shareholders of TWMH, TIG, and Alvarium | Class A shares | Alvarium, TWMH And TIG | Earnout Shares, Tranche One
Significant Accounting Policies (Details) [Line Items]
Volume weighted average price (in dollars per share) | $ / shares		$ 12.5	$ 12.5
Volume weighted average price, term within closing of transaction (in years)		5 years
Earnout securities to be issued, issued (in percent)		50.00%	50.00%
Volume weighted average price, number of trading days		20 days
Volume weighted average price, number of consecutive trading days		30 days
Sponsor and Selling Shareholders of TWMH, TIG, and Alvarium | Class A shares | Alvarium, TWMH And TIG | Earnout Shares, Tranche Two
Significant Accounting Policies (Details) [Line Items]
Volume weighted average price (in dollars per share) | $ / shares		$ 15	$ 15
Volume weighted average price, term within closing of transaction (in years)		5 years
Earnout securities to be issued, issued (in percent)		50.00%	50.00%
Volume weighted average price, number of trading days		20 days
Volume weighted average price, number of consecutive trading days		30 days
Sponsor and Selling Shareholders of TWMH, TIG, and Alvarium | Class B shares | Alvarium, TWMH And TIG | Earnout Shares
Significant Accounting Policies (Details) [Line Items]
Number of earn-out securities (in shares) | shares		7.1
Sponsor and Selling Shareholders of TWMH, TIG, and Alvarium | Class B Units | Alvarium, TWMH And TIG | Earnout Shares
Significant Accounting Policies (Details) [Line Items]
Number of earn-out securities (in shares) | shares		7.1
Asset management | Co-Investment
Significant Accounting Policies (Details) [Line Items]
Deployed capital		$ 7,600,000,000
Deployed capital, percentage invested | $ / shares		$ 14
Asset management | Alternatives Platform
Significant Accounting Policies (Details) [Line Items]
Assets under management and advisement		$ 8,300,000,000	$ 8,300,000,000
Asset management | Real Estate - Public and Private
Significant Accounting Policies (Details) [Line Items]
Assets under management and advisement		$ 12,800,000,000	12,800,000,000
Number of funds managed | Fund		2
Wealth management
Significant Accounting Policies (Details) [Line Items]
Assets under management and advisement		$ 45,600,000,000	$ 45,600,000,000
Minimum
Significant Accounting Policies (Details) [Line Items]
Percentage of equity value contributed in transaction		50.00%	50.00%
Percentage of purchase price in acquisition		50.00%	50.00%
Equity structures, term (in years)		5 years
Equity structures, percentage of equity value committed or drawn		50.00%	50.00%
Revenue From Contract With Customer, Debt Structures, Term		12 months
Minimum | Property, Plant and Equipment, Other Types
Significant Accounting Policies (Details) [Line Items]
Useful life		2 years
Maximum
Significant Accounting Policies (Details) [Line Items]
Percentage of equity value contributed in transaction		100.00%	100.00%
Percentage of purchase price in acquisition		100.00%	100.00%
Equity structures, term (in years)		10 years
Equity structures, percentage of equity value committed or drawn		175.00%	175.00%
Revenue From Contract With Customer, Debt Structures, Term		36 months
Maximum | Property, Plant and Equipment, Other Types
Significant Accounting Policies (Details) [Line Items]
Useful life		7 years
Management/Advisory fees
Significant Accounting Policies (Details) [Line Items]
Contract with customer, allowance for credit loss		$ 0	$ 0